COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 3,170
2021	2,641
2022	1,019
2023	211
2024 and thereafter	78
Total lease payments	7,119
Less - imputed interest	(148)
Present value of lease liabilities	$ 6,971	$ 6,700